Cover	Jan. 31, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2023
Entity File Number	001-40055
Entity Registrant Name	Bite Acquisition Corp.
Entity Central Index Key	0001831270
Entity Tax Identification Number	85-3307316
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 West Street
Entity Address, Address Line Two	No. 28F
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	212
Local Phone Number	608-2923
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock, par value $0.0001 per share and one-half of one warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of common stock, par value $0.0001 per share and one-half of one warrant
Trading Symbol	BITE.U
Security Exchange Name	NYSEAMER
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	BITE
Security Exchange Name	NYSEAMER
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50
Trading Symbol	BITE WS
Security Exchange Name	NYSEAMER